================================================================================
                               John Hancock Funds
--------------------------------------------------------------------------------


                                      Money
                                     Market
                                      Fund

                                  ANNUAL REPORT


                                October 31, 1996

                                    DIRECTORS
                             EDWARD J. BOUDREAU, JR.
                                JAMES F. CARLIN*
                             WILLIAM H. CUNNINGHAM*
                                CHARLES F. FRETZ*
                              HAROLD R. HISER, JR.*
                                 ANNE C. HODSDON
                               CHARLES L. LADNER*
                              LEO E. LINBECK, JR.*
                              PATRICIA P. MCCARTER*
                              STEVEN R. PRUCHANSKY*
                               RICHARD S. SCIPIONE
                     LT. GEN. NORMAN H. SMITH, USMC (RET.)*
                                 JOHN P. TOOLAN*
                         *Members of the Audit Committee

                                    OFFICERS
                             EDWARD J. BOUDREAU, JR.
                      Chairman and Chief Executive Officer
                               ROBERT G. FREEDMAN
                                Vice Chairman and
                            Chief Investment Officer
                                 ANNE C. HODSDON
                                    President
                                 JAMES B. LITTLE
                            Senior Vice President and
                             Chief Financial Officer
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                               JAMES J. STOKOWSKI
                          Vice President and Treasurer
                                THOMAS H. CONNORS
                  Second Vice President and Compliance Officer

                                    CUSTODIAN
                        STATE STREET BANK & TRUST COMPANY
                               225 FRANKLIN STREET
                           BOSTON, MASSACHUSETTS 02110

                                 TRANSFER AGENT
                   JOHN HANCOCK INVESTOR SERVICES CORPORATION
                                  P.O. BOX 9116
                        BOSTON, MASSACHUSETTS 02205-9116

                               INVESTMENT ADVISER
                           JOHN HANCOCK ADVISERS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                              PRINCIPAL DISTRIBUTOR
                            JOHN HANCOCK FUNDS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                                  LEGAL COUNSEL
                                  HALE AND DORR
                                 60 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

                              INDEPENDENT AUDITORS
                                ERNST & YOUNG LLP
                              200 CLARENDON STREET
                        BOSTON, MASSACHUSETTS 02116-5072


                               CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

Since late 1994, prospectus simplification has been a major topic in the mutual fund industry. At that time, Securities and Exchange Commission Chairman Arthur Levitt called on fund companies to make their prospectuses more user-friendly. He noted that prospectuses are often overloaded with technical detail and are hard for most investors to understand. Many industry observers agreed, and rightly so.

[A 1 1/4" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]

     So it is my pleasure to let you know that after being under development for a year, John Hancock Funds has introduced new simplified and consolidated prospectuses. The prospectuses feature shorter, clearer language with a streamlined design, and they incorporate several funds with similar investment objectives into one document. They cover our income, growth, growth and income, tax-free income, international/global and money market funds. We are gratified at the favorable reviews that our new prospectuses have received from shareholders, financial advisers, industry analysts and the press. We believe they are a bold but sensible step forward. And while they are easier to read, they still comply with all federal and state guidelines.

     We have taken the initiative to create a prospectus that dramatically departs from the norm. Among its most innovative features is a two-page spread highlighting each fund's goals and investment strategy, the types of securities it buys, its portfolio management and risk factors, all in plainer language. Fund expenses and financial highlights are now found here, too, as is a new bar chart that shows year-to-year volatility for each fund. Other features include a better presentation of fund services, a new glossary of investment risks and a discussion about how funds are organized, including a diagram showing the connection of the various players that provide services to your Hancock fund(s).

     We believe we have made a significant advancement in the drive toward better mutual fund prospectuses. We hope you will agree because in the end, we did it for you, our shareholders.

Sincerely,

/s/Edward J. Boudreau, Jr.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

               BY DAWN BAILLIE, FOR THE PORTFOLIO MANAGEMENT TEAM

                                  John Hancock
                                Money Market Fund

         Mixed economic signals cause inflation fears, but no inflation

Money market yields remained fairly steady during the last 12 months, even though the financial environment and market sentiment changed dramatically during the period. At the beginning of the Fund's fiscal year in November 1995, the economic outlook was for continued slow growth and low inflation, conditions that are typically positive for financial markets. In fact, the Federal Reserve cut short-term interest rates last December and January to spur the economy and ensure that it did not slip into recession.

     But in March, sentiment changed dramatically, as the first in a series of monthly employment reports provoked concerns that the economy was growing at a stronger-than-expected pace. That triggered inflation fears and sent interest rates up. Investors also started to wonder if the Fed would reverse course and begin raising rates to cool down the economy and prevent an inflation outbreak. As the year progressed, mixed economic signals kept the bond market volatile. But the Fed left short-term rates alone, believing that the economy's growth rate was under control. Even though unemployment is at its lowest level in years, that has not translated into wage inflation, one key factor that the Fed watches in determining when to tweak the federal funds rate. This important short-term interest rate is the rate that banks charge each other for overnight loans and is also a benchmark for pricing money market securities. At the end of October, the federal funds rate remained at its January level of 5.25%.

"Money market yields remained fairly
steady during the last 12 months..."

[A 2" x 3" photo of portfolio management team at bottom center. Caption reads:
"Members of the Fund management team (l-r): Barry Evans, Jamie Kellogg, Bruce Pickett and Dawn Baillie".]

================================================================================
                     John Hancock Funds - Money Market Fund


"...our view is that
money market investors
are in for more of
the same...."

--------------------------------------------------------------------------------
[Bar chart with heading "7-Day Yield" at top of left hand column. Under the heading is the footnote "As of October 31, 1996." The chart is scaled in increments of 2% from top to bottom with 6% at the top and 0% at the bottom. Within the chart, there are three solid bars. The first represents the 4.20% 7-day yield for John Hancock Money Management Fund: Class A. The second represents the 3.35% 7-day yield for John Hancock Money Management Fund: Class
B. The third represents the 4.85% yield for the average taxable money fund. Footnote below reads: "The average money market fund is tracked by IBC/Donoghue's Money Fund Report."]
--------------------------------------------------------------------------------

     On October 31, 1996, John Hancock Money Market Fund had a 7-day average yield of 4.20% for Class A shares and 3.35% for Class B shares. By comparison, the average taxable money fund had a 7-day average yield of 4.85%, according to IBC/Donoghue's Money Fund Report.

Fund maintains longer-than-average maturity

For most of the Fund's fiscal year, we kept the Fund's maturity longer than the average Donaghue money fund. This helped us lock in higher yields in a falling interest-rate environment. At the beginning of the year, the Fund's average maturity was as long as 60 days. In the spring, when market fears sent interest rates up, we briefly returned to a more neutral average of 50 days in order to have added flexibility. But in May, we began lengthening the Fund's maturity again, bringing it to an average 82 days by the end of October, compared to a 54-day maturity for the average taxable money fund. We did this because we believed that the economy was continuing to grow at a moderate pace and that there was not enough evidence of the kinds of pricing pressures that would prompt the Fed to raise short-term rates.

Going forward

We continue to hold the view that the economy will maintain its moderate growth path with no signs of inflation through the end of this year and into next. As long as that's the case, we do not expect the Fed to change short-term interest rates, although their inclination appears to remain toward raising rates if they did anything. Based on this assumption, we intend to keep the Fund's maturity longer than average until the economic data tells us we should change course. If we begin to see signs of inflation on the horizon, we'll shorten our maturity so that we'll be able to take advantage of any changes in the economic environment. But for now, our view is that money market fund investors are in for more of the same. We'll try to capture as much yield as we can, while maintaining stability of principal.

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. There can be no assurances that the Fund will be able to maintain a net asset value of $1.00 per share.

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Money Market Fund

Statement of Assets and Liabilities
October 31, 1996
--------------------------------------------------------------------------------
Assets:
  Investments, in money market instruments,
    at value - Note C:
    Commercial paper (cost - $153,650,391) ...................      $153,650,391
    Negotiable bank certificates of deposit
      (cost  - $97,926,520) ..................................        97,926,520
    Corporate interest-bearing obligations
      (cost - $104,853,870) ..................................       104,853,870
    U.S. government obligations (cost - $38,557,459) .........        38,557,459
    Joint repurchase agreement (cost - $728,000) .............           728,000
                                                                    ------------
                                                                     395,716,240
  Cash .......................................................             1,476
  Receivable for shares sold .................................            50,000
  Interest receivable ........................................         2,706,642
  Other assets ...............................................            24,944
                                                                    ------------
                       Total Assets ..........................       398,499,302
                       ---------------------------------------------------------

Liabilities:
  Payable for investments purchased ..........................        27,190,000
  Payable for fund shares repurchased ........................           180,724
  Accrued expenses ...........................................           210,095
  Dividend payable ...........................................            35,540
  Payable to John Hancock Advisers, Inc. and
    affiliates - Note B ......................................           245,989
                                                                    ------------
                       Total Liabilities .....................        27,862,348
                       ---------------------------------------------------------

Net Assets:
  Capital paid-in ............................................       370,636,954
                                                                    ------------
                       Net Assets ............................      $370,636,954
                       =========================================================


Net Asset Value, Offering Price and
Redemption Price Per Share:
  (Based on net asset values and shares of beneficial
  interest outstanding - 3,500,000,000 shares
  authorized with $0.01 per share par value)
  Class A - $262,475,003/262,554,149 .........................      $       1.00
  ==============================================================================

  Class B - $108,161,951/108,180,459 .........................      $       1.00
  ==============================================================================

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on October 31, 1996. You'll also find the net asset value as of that date.


The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund.

Statement of Operations
Year ended October 31, 1996
--------------------------------------------------------------------------------
Investment Income:
  Interest ...................................................       $18,418,485
                                                                     -----------

  Expenses:
    Investment management fee - Note B .......................         1,327,385
    Transfer agent fee - Note B ..............................         1,147,142
    Distribution/service fee - Note B
      Class A ................................................           380,976
      Class B ................................................           740,837
    Registration and filing fees .............................           379,982
    Custodian fee ............................................           105,684
    Printing .................................................           141,731
    Legal fees ...............................................           115,418
    Financial services fee - Note B ..........................            54,014
    Trustees' fees ...........................................            39,291
    Auditing fee .............................................            37,109
    Advisory board fee .......................................            23,444
    Miscellaneous ............................................             6,564
                                                                     -----------
                       Total Expenses ........................         4,499,577
                       ---------------------------------------------------------
                       Net Investment Income .................        13,918,908
                       ---------------------------------------------------------
                       Net Increase in Net Assets
                       Resulting from Operations .............       $13,918,908
                       =========================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Money Market Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                        YEAR ENDED OCTOBER 31,
                                                                    ------------------------------
                                                                        1995             1996
                                                                    -------------    -------------
From Operations:
Increase (Decrease) in Net Assets:
  Net investment Income .........................................   $   2,184,101    $  13,918,908
                                                                    -------------    -------------
Distributions to Shareholders:
  Dividends from net investment income
    Class A** - ($0.0066 and $0.0444 per share, respectively) ...         (71,384)     (11,196,942)
    Class B  - ($0.0401 and $0.0363 per share, respectively) ....      (2,112,717)      (2,721,966)
                                                                    -------------    -------------
  Distributions in excess of net investment income
    Class A** - (none and $0.0003) ..............................            --            (79,146)
    Class B  - (none and $0.002) ................................            --            (18,508)
                                                                    -------------    -------------
                                                                             --            (97,654)
                                                                    -------------    -------------
      Total Distributions to Shareholders .......................      (2,184,101)     (13,918,908)
                                                                    -------------    -------------

From Fund Share Transactions -- Net* ............................      16,889,418      295,479,601
                                                                    -------------    -------------

Net Assets:
  Beginning of year .............................................      58,365,589       75,255,007
                                                                    -------------    -------------
  End of year ...................................................   $  75,255,007    $ 370,636,954
                                                                    =============    =============

*  Analysis of Fund Share Transactions:

                                                                           YEAR ENDED OCTOBER 31,
                                                  ------------------------------------------------------------------------
                                                                 1995                                  1996
                                                  ----------------------------------    ----------------------------------
                                                      SHARES             AMOUNT             SHARES             AMOUNT
                                                  ---------------    ---------------    ---------------    ---------------

CLASS A **
  Shares sold .................................        47,205,231    $    47,205,231      2,599,973,181    $ 2,599,973,181
  Shares issued in reorganization - Note E ....              --                 --          241,738,468        241,738,468
  Shares issued to shareholders in reinvestment
    of distributions ..........................            55,602             55,602          9,488,362          9,488,362
                                                  ---------------    ---------------    ---------------    ---------------
                                                       47,260,833         47,260,833      2,851,200,011      2,851,200,011
  Less shares repurchased .....................       (26,318,771)       (26,318,771)    (2,609,587,924)    (2,609,587,924)
                                                  ---------------    ---------------    ---------------    ---------------
  Net increase ................................        20,942,062    $    20,942,062        241,612,087    $   241,612,087
                                                  ===============    ===============    ===============    ===============

CLASS B
  Shares sold .................................       223,741,024    $   223,741,024        859,812,437    $   859,812,437
  Shares issued to shareholders in reinvestment
    of distributions ..........................         1,684,942          1,684,942          1,868,335          1,868,335
                                                  ---------------    ---------------    ---------------    ---------------
                                                      225,425,966        225,425,966        861,680,772        861,680,772
  Less shares repurchased .....................      (229,478,610)      (229,478,610)      (807,813,258)      (807,813,258)
                                                  ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) .....................        (4,052,644)   ($    4,052,644)        53,867,514    $    53,867,514
                                                  ===============    ===============    ===============    ===============

**  Class A shares commenced operations on September 12, 1995

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and redeemed during the last two periods.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Money Market Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:
--------------------------------------------------------------------------------

                                                       FOR THE PERIOD
                                                     SEPTEMBER 12, 1995
                                                      (COMMENCEMENT OF      YEAR ENDED
                                                        OPERATIONS) TO      OCTOBER 31,
                                                       OCTOBER 31, 1995        1996
                                                       ----------------     -----------
CLASS A
Per Share Operating Performance
  Net Asset Value, Beginning of Period ...............   $      1.00        $      1.00
                                                         -----------        -----------
  Net Investment Income ..............................          0.01               0.05
                                                         -----------        -----------
  Less Distributions:
  Dividends from Net Investment Income ...............         (0.01)             (0.05)
                                                         -----------        -----------
  Net Asset Value, End of Period .....................   $      1.00        $      1.00
                                                         ===========        ===========
  Total Investment Return at Net Asset Value (2) .....          0.64%(3)           4.56%

Ratios and Supplemental Data
  Net Assets, End of Period (000's omitted) ..........   $    20,942        $   262,475
  Ratio of Expenses to Average Net Assets ............          1.07%(4)           1.17%
  Ratio of Net Investment Income to Average Net Assets          4.94%(4)           4.41%

                                                                                   YEAR ENDED OCTOBER 31,
                                                         --------------------------------------------------------------------------
                                                            1992            1993            1994           1995(1)         1996
                                                         -----------     -----------     -----------     -----------    -----------
CLASS B
Per Share Operating Performance
  Net Asset Value, Beginning of Period ...............   $      1.00     $      1.00     $      1.00     $      1.00    $      1.00
                                                         -----------     -----------     -----------     -----------    -----------
  Net Investment Income ..............................          0.02            0.01            0.02            0.04           0.04
                                                         -----------     -----------     -----------     -----------    -----------
  Less Distributions:
  Dividends from Net Investment Income ...............         (0.02)          (0.01)          (0.02)          (0.04)         (0.04)
                                                         -----------     -----------     -----------     -----------    -----------
  Net Asset Value, End of Period .....................   $      1.00     $      1.00     $      1.00     $      1.00    $      1.00
                                                         ===========     ===========     ===========     ===========    ===========
  Total Investment Return at Net Asset Value (2) .....          1.73%           0.85%           1.87%           4.07%          3.71%

Ratios and Supplemental Data
  Net Assets, End of Period (000's omitted) ..........   $    31,480     $    31,546     $    58,366     $    54,313    $   108,162
  Ratio of Expenses to Average Net Assets ............          2.47%           2.44%           2.06%           1.92%          2.00%
  Ratio of Net Investment Income to Average Net Assets          1.69%           0.85%           1.97%           3.96%          3.58%

(1) On December 22, 1994 John Hancock Advisers, Inc. became the Investment Adviser of the Fund.
(2) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(3)  Not annualized.
(4)  On an annualized basis.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Money Market Fund

Schedule of Investments
October 31, 1996
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by Money Market Fund on October 31, 1996. It's divided into five types of short-term investments. Most categories of short-term investments are further broken down by industry group.

                                                                       PAR VALUE
                                                INTEREST   QUALITY       (000'S
ISSUER, DESCRIPTION                               RATE     RATINGS*     OMITTED)        VALUE
-------------------                               ----     --------     --------        -----
COMMERCIAL PAPER
Automotive (1.59%)
  Chrysler Financial Corp.,
    11-12-96 ...........................         5.250%    Tier 1      $   5,900     $ 5,890,535
                                                                                     -----------
Banking (11.31%)
  Barnett Banks Inc.,
    11-05-96 ...........................         5.320     Tier 1         17,000      16,989,951
  PNC Bank Corp.,
    11-13-96 ...........................         5.430     Tier 1         10,000       9,981,900
  PNC Bank Corp.,
    12-03-96 ...........................         5.290     Tier 1         15,000      14,929,467
                                                                                     -----------
                                                                                      41,901,318
                                                                                     -----------
Banking - Foreign (2.92%)
  Unifunding Corp.,
    01-22-97 ...........................         5.350     Tier 1         10,960      10,826,440
                                                                                     -----------
Broker Services (2.67%)
  Bear Stearns Cos., Inc.,
    11-01-96 ...........................         5.320     Tier 1          1,000       1,000,000
  Bear Stearns Cos., Inc.,
    11-14-96 ...........................         5.260     Tier 1          7,900       7,884,994
  Merrill Lynch & Co., Inc.,
    11-01-96 ...........................         5.650     Tier 1          1,000       1,000,000
                                                                                     -----------
                                                                                       9,884,994
                                                                                     -----------
Finance (10.20%)
  American Honda Finance Corp.,
    11-12-96 ...........................         5.300     Tier 1          5,000       4,991,903
  Heller Financial Inc. ................
    11-07-96 ...........................         5.310     Tier 1         13,000      12,988,495
  Heller Financial Inc. ................
    11-12-96 ...........................         5.280     Tier 1          4,900       4,892,095

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Money Market Fund

                                                                       PAR VALUE
                                                INTEREST   QUALITY       (000'S
ISSUER, DESCRIPTION                               RATE     RATINGS*     OMITTED)        VALUE
-------------------                               ----     --------     --------        -----
Finance (continued)
  International Business
    Machines Credit Corp.,
    11-08-96 ...........................         5.250%    Tier 1      $  15,000     $14,984,688
                                                                                     -----------
                                                                                      37,857,181
                                                                                     -----------
Mortgage Banking (3.50%)
  Countrywide Funding Corp.,
    11-04-96 ...........................         5.330     Tier 1          3,000       2,998,668
  Countrywide Funding Corp.,
    11-25-96 ...........................         5.270     Tier 1         10,000       9,964,867
                                                                                     -----------
                                                                                      12,963,535
                                                                                     -----------
Retail Stores (3.23%)
  Sears Roebuck Acceptance Corp.,
    11-07-96 ...........................         5.260     Tier 1          4,000       3,996,493
  Sears Roebuck Acceptance Corp.,
    11-12-96 ...........................         5.260     Tier 1          8,000       7,987,142
                                                                                     -----------
                                                                                      11,983,635
                                                                                     -----------
Utilities - Telephone (6.03%)
  GTE Corp.,
    11-04-96 ...........................         5.340     Tier 1         17,000      16,992,435
  GTE Corp.,
    11-15-96 ...........................         5.270     Tier 1            860         858,238
  NYNEX Corp.,
    11-13-96 ...........................         5.280     Tier 1          4,500       4,492,080
                                                                                     -----------
                                                                                      22,342,753
                                                                                     -----------
                                           TOTAL COMMERCIAL PAPER
                                              (Cost $153,650,391)         (41.45%)   153,650,391
                                                                           -----     -----------


NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
U.S. Branches of Foreign Banks (19.68%)
  Abbey National PLC
    02-03-97 ...........................         8.000     Tier 1          5,000       5,025,732
  Banque Nationale de Paris,
    08-27-97 ...........................         5.870     Tier 1         10,000      10,000,000
  Deutsche Bank., AG
    01-22-97 ...........................         5.530     Tier 1         10,000      10,000,000
  Industrial Bank of Japan Ltd.,
    11-04-96 ...........................         5.450     Tier 1         22,900      22,900,213
  Midland PLC.,
    10-28-97 ...........................         5.910     Tier 1         10,000      10,000,000
  Sanwa Bank Ltd.,
    11-15-96 ...........................         5.360     Tier 1         15,000      15,000,075
                                                                                     -----------
                                                                                      72,926,020
                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Money Market Fund

                                                                       PAR VALUE
                                                INTEREST   QUALITY       (000'S
ISSUER, DESCRIPTION                               RATE     RATINGS*     OMITTED)        VALUE
-------------------                               ----     --------     --------        -----
U.S. Dollar Euro Certificates of Foreign Banks (6.74%)
  Bank of Tokyo Ltd.,
    01-13-97 ...........................         5.520%    Tier 1      $  25,000     $25,000,500
                                                                                     -----------
                                             TOTAL NEGOTIABLE BANK
                                           CERTIFICATES OF DEPOSIT
                                                (Cost $97,926,520)       (26.42%)     97,926,520
                                                                         -------  -  -----------

CORPORATE INTEREST BEARING OBLIGATIONS
Automotive (8.84%)
  Chrysler Financial Corp.,
    03-17-97 ...........................         7.260     Tier 1          4,100       4,118,619
  Ford Holdings, Inc. ..................
    07-15-97 ...........................         9.250     Tier 1          1,250       1,276,326
  Ford Motor Credit Co.,
    01-15-97 ...........................         7.875     Tier 1          1,010       1,014,197
  Ford Motor Credit Co.,
    03-06-97 ...........................         7.650     Tier 1          2,000       2,012,881
  Ford Motor Credit Co.,
    05-07-97 ...........................         9.200     Tier 1          1,500       1,524,318
  General Motors Acceptance Corp.,
    11-13-96 ...........................         7.800     Tier 1          5,000       5,003,449
  General Motors Acceptance Corp.,
    01-13-97 ...........................         8.250     Tier 1          5,000       5,024,820
  General Motors Acceptance Corp.,
    02-03-97 ...........................         4.950     Tier 1          2,025       2,020,328
  General Motors Acceptance Corp.,
    04-10-97 ...........................         8.000     Tier 1          6,550       6,615,958
  General Motors Acceptance Corp.,
    04-18-97 ...........................         6.700     Tier 1          3,125       3,136,397
  General Motors Acceptance Corp.,
    07-01-97 ...........................         7.125     Tier 1          1,000       1,005,626
                                                                                     -----------
                                                                                      32,752,919
                                                                                     -----------
Banking (4.68%)
  BankAmerica Corp.,
    02-03-97 ...........................         7.250     Tier 1          2,200       2,210,746
  First National Bank of Boston
    01-23-97 ...........................         5.410     Tier 1         10,000      10,000,000
  Norwest Corp.,
    08-15-97 ...........................         6.000     Tier 1          5,125       5,135,374
                                                                                     -----------
                                                                                      17,346,120
                                                                                     -----------
Broker Services (4.05%)
  Bear Stearns Cos., Inc.,
    09-17-97** .........................         5.500     Tier 1          5,000       5,000,000
  Bear Stearns Cos., Inc.,
    11-05-97** .........................         5.480     Tier 1         10,000      10,000,000
                                                                                     -----------
                                                                                      15,000,000
                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Money Market Fund

                                                                       PAR VALUE
                                                INTEREST   QUALITY       (000'S
ISSUER, DESCRIPTION                               RATE     RATINGS*     OMITTED)        VALUE
-------------------                               ----     --------     --------        -----
Finance (4.08%)
  American Express Credit Corp.,
    03-01-97 ...........................         7.750%    Tier 1      $   1,700     $ 1,713,805
  Associates Corp. of
    North America,
    11-30-96 ...........................         4.625     Tier 1            200         199,811
  Associates Corp. of
    North America,
    01-15-97 ...........................         6.875     Tier 1          4,135       4,145,570
  Heller Financial Inc.,
    05-15-97 ...........................         7.750     Tier 1          5,000       5,049,837
  International Business
    Machines Credit Corp.,
    11-01-97 ...........................         6.375     Tier 1          2,000       2,010,480
  International Lease
    Finance Corp.,
    01-15-97 ...........................         4.750     Tier 1          2,000       1,996,580
                                                                                     -----------
                                                                                      15,116,083
                                                                                     -----------
Insurance (0.82%)
  American General
    Finance Corp.,
    11-15-96 ...........................         7.375     Tier 1          1,000       1,000,622
  American General
    Finance Corp.,
    08-25-97 ...........................         6.980     Tier 1          2,000       2,017,709
                                                                                     -----------
                                                                                       3,018,331
                                                                                     -----------
Retail Stores (2.95%)
  Sears Roebuck Acceptance Corp.,
    02-24-97 ...........................         5.250     Tier 1          3,000       2,995,224
  Sears Roebuck Acceptance Corp.,
    08-01-97 ...........................         9.250     Tier 1          7,742       7,927,124
                                                                                     -----------
                                                                                      10,922,348
                                                                                     -----------
Tobacco (2.07%)
  Philip Morris Cos., Inc.,
    12-01-96 ...........................         8.750     Tier 1          2,000       2,004,771
  Philip Morris Cos., Inc.,
    04-02-97 ...........................         7.500     Tier 1          2,600       2,616,596
  Philip Morris Cos., Inc.,
    05-01-97 ...........................         9.750     Tier 1          3,000       3,056,387
                                                                                     -----------
                                                                                       7,677,754
                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Money Market Fund

                                                                       PAR VALUE
                                                INTEREST   QUALITY       (000'S
ISSUER, DESCRIPTION                               RATE     RATINGS*     OMITTED)        VALUE
-------------------                               ----     --------     --------        -----
Utilities - Electric (0.81%)
  Houston Lighting & Power Co.,
    03-01-97 ...........................         7.625%    Tier 1      $  3,000      $  3,020,315
                                                                                     ------------
                                         TOTAL CORPORATE INTEREST
                                              BEARING OBLIGATIONS
                                              (Cost $104,853,870)        (28.30%)     104,853,870
                                                                       --------      ------------
U.S. GOVERNMENT OBLIGATIONS
Governmental - U.S. Agencies (10.40%)
  Federal Home Loan Mortgage Corp.,
    09-19-97 ...........................         6.210     Tier 1         3,000         3,005,671
  Federal Home Loan Mortgage Corp.,
    09-26-97 ...........................         6.200     Tier 1         4,055         4,064,316
  Federal Home Loan Mortgage Corp.,
    11-06-97 ...........................         5.820     Tier 1         8,500         8,500,000
  Federal National Mortgage Association,
    08-22-97** .........................         5.380     Tier 1        10,000         9,995,125
  Student Loan Marketing Association,
    12-12-96# ..........................         6.000     Tier 1         4,500         4,496,515
  Student Loan Marketing Association,
    11-10-97** .........................         5.360     Tier 1         8,500         8,495,832
                                                                                     ------------
                                                                                       38,557,459
                                                                                     ------------
                                            TOTAL U.S. GOVERNMENT
                                                      OBLIGATIONS
                                               (Cost $38,557,459)        (10.40%)      38,557,459
                                                                        -------      ------------

JOINT REPURCHASE AGREEMENT
  Investment in a joint repurchase
    agreement transaction with
    SBC Capital Markets, Inc.,
    Dated 10-31-96, Due 11-01-96
    (Secured by U.S. Treasury Bonds
    7.25% due 5-15-16, and 6.25%
    due 08/15/23) Note A ...............         5.540          --          728           728,000
                                                                                     ------------
                                  TOTAL JOINT REPURCHASE AGREEMENT
                                                   (Cost $728,000)        (0.20%)          728,000
                                                                        -------      ------------
                                                 TOTAL INVESTMENTS      (106.77%)    $395,716,240
                                                                        =======      ============

* Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.
**  Floating rate note, interest rate effective October 31, 1996.
#   Call date.

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                          NOTES TO FINANCIAL STATEMENTS

                     John Hancock Funds - Money Market Fund

NOTE A --
ACCOUNTING POLICIES

John Hancock Series, Inc. (the "Corporation") is a diversified, open-end management investment company, registered under the Investment Company Act of 1940. The Corporation consists of two series: John Hancock Money Market Fund (the "Fund"), and the John Hancock Emerging Growth Fund (collectively, the "Funds"). The other series of the Corporation is reported in separate financial statements. The investment objective of the Fund is to provide maximum current income consistent with capital preservation and liquidity.

     The Board of Directors have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class S shares. Effective November 19, 1996, Class S shares of the Fund will be abolished. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses, subject to the approval of the Board of Directors, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

     Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Board of Directors have determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Accordingly, the Fund will not be subject to federal income tax on taxable earnings which are distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS The Fund records all distributions to shareholders from net investment income on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class as explained previously.

EXPENSES The majority of the expenses of the Corporation are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

================================================================================
                          NOTES TO FINANCIAL STATEMENTS

                     John Hancock Funds - Money Market Fund

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues, and expenses of the Fund. Actual results could differ from these estimates.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.35% of the next $500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.30% of the next $500,000,000, and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000. Effective November 22, 1995, the fee has been reduced to 0.40% of the Fund's average daily net assets and can not be restated to 0.50% without Trustees' consent.

     In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares, the fee payable to the Adviser will be reduced to the extent of such excess, and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000, and 1.5% of the remaining average daily net asset value.

     John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser, is the principal underwriter of the Fund.

     Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended October 31, 1996, contingent deferred sales charges paid to JH Funds amounted to $423,160.

     In addition, to compensate JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.15% of Class A average daily net assets and 1.00% of Class B average daily net assets to compensate JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

     The Fund has a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. The Fund pays Investor Services a fee based on the number of shareholder accounts and certain out-of-pocket expenses.

     On March 26, 1996, the Board of Directors approved retroactively to January 1, 1996, an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for 1996 is estimated to be at an annual rate of 0.01875% of the average net assets of the Fund.

     Mr. Edward J. Boudreau, Jr., Mr. Richard S. Scipione, and Ms. Anne C. Hodsdon are directors and/or officers of the Adviser and/or its affiliates, as well as a Directors of the Fund. The compensation of unaffiliated Directors is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Directors may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover

================================================================================
                          NOTES TO FINANCIAL STATEMENTS

                     John Hancock Funds - Money Market Fund

its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment has no impact on the operations of the Fund.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities other than obligations of the U.S. Government and its agencies, during the period ended October 31, 1996, aggregated $11,732,175,112 and $11,440,172,528, respectively. Purchases and proceeds from maturities of obligations of the U.S. government and its agencies aggregated $59,365,820 and $39,810,100, respectively, during the period ended October 31, 1996.

     The cost of investments owned at October 31, 1996 for federal income tax purposes was $395,716,240.

NOTE D --
RECLASSIFICATION OF ACCOUNTS

During the year ended October 31, 1996, the Fund has reclassified amounts to reflect a decrease in capital paid-in of $97,654. This represents the cumulative amount necessary to report this balance on a tax basis as of October 31, 1996. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of merger expenses in the computation of distributable income under Federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excludes these adjustments.

NOTE E --
REORGANIZATION

On November 15, 1995, the shareholders of John Hancock Cash Management Fund ("CMF") approved a plan of reorganization between CMF and the Fund providing for the transfer of substantially all of the assets and liabilities of CMF to the Fund in exchange solely for Class A shares of the Fund. The acquisition was accounted for as a tax free exchange of 241,738,168 Class A shares of the Fund, which amounted to $241,738,168 for the net assets of CMF, after the close of business on November 17, 1995.

================================================================================
                     John Hancock Funds - Money Market Fund

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of John Hancock Series, Inc.
    John Hancock Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the John Hancock Money Market Fund (the "Fund), one of the portfolios constituting John Hancock Series, Inc. as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers, and other auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock Money Market Fund portfolio of John Hancock Series, Inc. at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                        /s/Ernst & Young LLP

Boston, Massachusetts
December 10, 1996

================================================================================
                     John Hancock Funds - Money Market Fund

SHAREHOLDER MEETING (UNAUDITED)

On June 26, 1996, a special meeting of John Hancock Money Market Fund was held.

     The Shareholders approved an Agreement and Plan of Reorganization for the Fund. The shareholder votes were 167,733,229 FOR, 3,719,518 AGAINST and 16,951,550 ABSTAINING.

     The Shareholders redesignated as nonfundamental the Fund's fundamental investment restriction on investing in other investment companies. The shareholder votes were 163,656,280 FOR, 7,188,378 AGAINST and 17,447,898 ABSTAINING.

     The Shareholders elected the following Trustees with the votes as indicated.

NAME OF TRUSTEE                                        FOR             WITHHELD
---------------                                        ---             --------
Edward J. Boudreau, Jr ...................         190,408,275         7,895,606
James F. Carlin ..........................         190,680,353         7,623,528
William H. Cunningham ....................         190,500,525         7,803,356
Charles F. Fretz .........................         190,658,096         7,645,785
Harold R. Hiser, Jr ......................         190,660,074         7,643,807
Anne C. Hodsdon ..........................         190,512,351         7,791,530
Charles L. Ladner ........................         190,682,739         7,621,142
Leo E. Linbeck, Jr .......................         190,542,194         7,761,687
Patricia P. McCarter .....................         190,535,417         7,768,464
Steven R. Pruchansky .....................         190,705,744         7,598,137
Richard S. Scipione ......................         190,687,279         7,616,602
Norman H. Smith ..........................         190,572,265         7,731,616
John P. Toolan ...........................         190,668,525         7,635,356

================================================================================
                                     NOTES

                     John Hancock Funds - Money Market Fund

================================================================================
                                     NOTES

                     John Hancock Funds - Money Market Fund

================================================================================

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box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads "A Global Investment Management Firm."]

101 HUNTINGTON AVENUE BOSTON, MA 02199-7603
                                                                   -------------
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                                                                   U.S. Postage
                                                                       PAID
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                                                                   Permit No. 75
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--------------------------------------------------------------------------------

    This report is for the information of shareholders of the John Hancock Money Market Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."]
                                                                     4400A 10/96
                                                                           12/96